6. DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Deposits Tables
Scheduled maturities of time deposits
(In thousands)
2017	$145,223
2018	40,170
2019	27,698
2020	1,802
2021 and after	4,114
$219,007